Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2021	May 04, 2021	Jan. 25, 2021
Intangible assets other than goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation, intangible assets other than goodwill	$ 11,533	$ 7,141
Carta [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, fair value					$ 19,328
Moka [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, fair value				$ 18,700
Fortification [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, fair value			$ 300